Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2022
Variable Interest Entity [Abstract]
Schedule of VIEs’ consolidated assets and liabilities
	December 31, 2022	December 31, 2021

Current asset:	$34,200,319	$26,650,671
Property and equipment, net	9,417,777	9,890,566
Other noncurrent assets	1,049,683	3,801,822
Total assets	44,667,779	40,343,059
Total liabilities	(4,047,943)	(3,687,973)
Total net assets	$40,619,836	$36,655,086

	December 31, 2022	December 31, 2021
Current liabilities:
Accounts payable	$2,889,312	$1,483,827
Accounts payable – related parties	28,727	1,665
Deferred revenue	449,037	697,863
Other payables and accrued liabilities	667,495	1,474,792
Taxes payable	13,372	29,826
Total liabilities	$4,047,943	$3,687,973

Schedule of operating results of the VIEs
	Years Ended December 31,
	2022	2021	2020

Operating revenues	$17,813,254	$37,596,460	$17,438,918
Income from operations	$6,728,516	$15,203,703	$6,793,583
Net income	$7,314,651	$15,762,806	$6,948,599